Consolidated Statement of Income - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Interest income
Loans	$ 53,676	$ 44,518
Reverse repurchase agreements	11,621	9,520
Securities
Interest	20,295	19,029
Dividends	2,371	2,289
Deposits with banks	5,426	5,318
Total interest income	93,389	80,674
Interest expense
Deposits	46,860	38,351
Securitization liabilities	1,002	915
Subordinated notes and debentures	436	436
Repurchase agreements and short sales	13,322	10,083
Other	1,297	945
Total interest expense	62,917	50,730
Net interest income	30,472	29,944
Non-interest income
Investment and securities services	7,400	6,420
Credit fees	1,898	1,796
Trading income (loss)	3,628	2,417
Service charges	2,626	2,514
Card services	2,947	2,932
Insurance revenue	6,952	6,311
Other income (loss)	1,300	(1,644)
Total non-interest income	26,751	20,746
Total revenue	57,223	50,690
Provision for (recovery of) credit losses	4,253	2,933
Insurance claims and related expenses	6,647	5,014
Non-interest expenses
Salaries and employee benefits	16,733	15,753
Occupancy, including depreciation	1,958	1,799
Technology and equipment, including depreciation	2,656	2,308
Amortization of other intangibles	702	672
Communication and marketing	1,516	1,452
Restructuring charges	566	363
Brokerage-related and sub-advisory fees	498	456
Professional, advisory and outside services	3,064	2,493
Other	7,800	4,559
Total non-interest expenses	35,493	29,855
Income before income taxes and share of net income from investment in Schwab	10,830	12,888
Provision for (recovery of) income taxes	2,691	3,118
Share of net income from investment in Schwab	703	864
Net income	8,842	10,634
Preferred dividends and distributions on other equity instruments	526	563
Net income available to common shareholders	$ 8,316	$ 10,071
Earnings per share
Basic	$ 4.73	$ 5.53
Diluted	4.72	5.52
Dividends per common share	$ 4.08	$ 3.84